Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 137,603	$ 160,566
Restricted cash and investments	87,506	100,566
Marketable securities	1,235	685
Trade accounts receivable, net	23,702	46,007
Related party receivables	9,055	15,805
Other receivables	14,860	14,398
Inventories	57,505	40,370
Voyages in progress	54,097	24,449
Prepaid expenses and accrued income	4,311	5,735
Investment in finance lease	2,156	1,824
Total current assets	392,030	410,405
Long-term assets
Newbuildings	26,913	13,049
Newbuildings	282,946	312,292
Vessels and equipment under capital lease, net	893,089	1,022,172
Investment in unconsolidated subsidiaries and associated companies	40,633	27,340
Deferred charges	1,236	1,780
Investment in finance lease	51,374	53,531
Total assets	1,688,221	1,840,569
Current liabilities
Short-term debt and current portion of long-term debt	20,700	19,521
Current portion of obligations under capital leases	52,070	55,805
Related party payables	53,948	10,775
Trade accounts payable	5,975	5,707
Accrued expenses	43,744	50,376
Deferred charter revenue	2,840	5,630
Other current liabilities	7,344	19,570
Total current liabilities	186,621	167,384
Long-term liabilities
Long-term debt	463,292	493,992
Obligations under capital leases	898,490	957,431
Deferred gains on sales of vessels	2,575	6,184
Other long-term liabilities	6,094	2,099
Total liabilities	1,557,072	1,627,090
Commitments and contingencies
Equity
Share capital (77,858,502 shares outstanding, par value $2.50)	194,646	194,646
Additional paid in capital	821	225,769
Contributed surplus	474,129	248,360
Accumulated other comprehensive loss	(4,155)	(4,779)
Retained deficit	(545,766)	(463,012)
Total equity attributable to Frontline Ltd.	119,675	200,984
Noncontrolling interest	11,474	12,495
Total equity	131,149	213,479
Total liabilities and equity	$ 1,688,221	$ 1,840,569